Shareholders' equity - Tax effects of other comprehensive income (Details) - USD ($) $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2024	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024
Pre-tax amount
Actuarial gains and losses	$ 16		$ 22	$ 16		$ 20
Change in fair value of investments in equity instruments	52	$ 12	103	64		143
Currency translation adjustment generated by the parent company				8,690		(2,189)
Sub-total items not potentially reclassifiable to profit & loss				8,770		(2,026)
Currency translation adjustment	(4,692)	(2,017)	523	(6,709)		1,622
Cash flow hedge	165	(833)	593	(668)		1,400
Variation of foreign currency basis spread	4	15		19		(15)
Share of other comprehensive income of equity affiliates, net amount				(274)		(114)
Other		7	(2)	7
Sub-total items potentially reclassifiable to profit & loss				(7,625)		2,893
Total other comprehensive income				1,145		867
Tax effect
Actuarial gains and losses				(5)		12
Change in fair value of investments in equity instruments				(14)		(31)
Sub-total items not potentially reclassifiable to profit and loss	(20)	1	(11)	(19)		(19)
Cash flow hedge				163		(376)
Variation of foreign currency basis spread				(7)		4
Sub-total items potential reclassifiable to profit and loss	(49)	205	(153)	156		(372)
Total other comprehensive income				137		(391)
Net amount
Actuarial gains and losses				11		32
Change in fair value of investments in equity instruments				50		112
Currency translation adjustment generated by the parent company	5,808	2,882	(683)	8,690		(2,189)
Items not potentially reclassifiable to profit and loss	5,856	2,895	(569)	8,751		(2,045)
Currency translation adjustment				(6,709)		1,622
Cash flow hedge				(505)		1,024
Variation of foreign currency basis spread				12		(11)
Share of other comprehensive income of equity affiliates, net amount	(174)	(100)	(38)	(274)		(114)
Other				7
Items potentially reclassifiable to profit and loss	(4,746)	(2,723)	923	(7,469)		2,521
Total other comprehensive income (net amount)	$ 1,110	$ 172	$ 354	$ 1,282	$ 358	$ 476